CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current Assets
Cash and Cash Equivalents	$ 5,339	$ 46,398
Accounts Receivable, net	3,975	3,103
Prepaid Expenses	385	350
Inventory	794	235
Other Current Assets	4,072	1,657
Total Current Assets	14,565	51,743
Non-Current Assets
Vessels, Net	313,642	255,043
Deposit on Contracts for vessels	7,993	15,176
Other Non-Current Assets	1,167	459
Total Non-Current Assets	322,802	270,678
Total Assets	337,367	322,421
Current Liabilities
Accounts Payable	641	882
Accounts Payable, related party	596	673
Accrued Liabilities	5,286	424
Taxes Payable	1,212	1,212
Total Current Liabilities	7,735	3,191
Long-term Debt	47,000	0
Other Non-Current Liabilities	1,775	0
Total Non-Current Liabilities	$ 48,775	$ 0
Commitments and Contingencies
Shareholders' Equity
Preferred shares, par value $0.01 per Share, 50,000,000 and 50,000,000 shares authorized, none issued at December 31, 2015 and December 31, 2014 respectively	$ 0	$ 0
Common shares, par value $0.01 per Share; 200,000,000 and 200,000,000 shares authorized, 23,431,370 shares issued and 22,560,531 outstanding at December 31, 2015 and 23,431,370 shares issued and outstanding at December 31, 2014	234	234
Additional Paid-In Capital	291,467	318,996
Accumulated Deficit	(10,844)	0
Total Shareholders' Equity	280,857	319,230
Total Liabilities and Shareholders' Equity	$ 337,367	$ 322,421